70374  3/01
Prospectus Supplement
dated March 12, 2001 to:
-------------------------------------------------------------------------------

THE GEORGE PUTNAM FUND OF BOSTON (the "fund") to Prospectuses dated November 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers and the Core Fixed Income Team of Putnam
Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

-------------------------------------------------------------------------------
Manager                       Since     Experience
-------------------------------------------------------------------------------
Jeffrey L. Knight             2001      1993 - Present     Putnam Management
Senior Vice President
-------------------------------------------------------------------------------
Jeanne L. Mockard             2000      1990 - Present     Putnam Management
Senior Vice President
-------------------------------------------------------------------------------
James M. Prusko               1998      1992 - Present     Putnam Management
Senior Vice President
-------------------------------------------------------------------------------